Segment reporting (Tables)	3 Months Ended
Mar. 31, 2023
Segment reporting
Schedule of summarized financial information

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	424,978	122,160	45,649	9,741	—	602,528
Segment Adjusted EBITDA	271,879	65,319	31,172	3,666	(36,654)	335,382
Depreciation and amortization (note 6 and 7)						(119,034)
Net gain on disposal of property, plant and equipment (note 7)						734
Insurance claims (note 9)						145
Net impairment of property, plant and equipment and prepaid land rent						(4,146)
Impairment of withholding tax receivables						(11,255)
Business combination transaction costs						(1,459)
Other costs (a)						(2,175)
Share‑based payment expense (note 7)						(3,289)
Finance income (note 10)						6,828
Finance costs (note 11)						(178,881)
Other income						30
Profit before income tax						22,880

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	80,087	27,771	42,926	3,327

Segment assets (at March 31, 2023)	2,397,464	1,583,323	2,021,888	177,168
Segment liabilities (at March 31, 2023)	1,044,816	890,571	608,734	110,048
(a)	Other costs for the three months ended March 31, 2023 included one off consulting fees related to corporate structures and operating systems of $1.6 million and non-recurring professional fees related to financing of $0.2 million.

Summarized financial information for the three months ended March 31, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	320,656	85,628	31,233	8,615	—	446,132
Segment Adjusted EBITDA	203,019	46,999	22,113	3,618	(30,877)	244,872
Depreciation and amortization (note 6 and 7)						(107,840)
Net loss on disposal of property, plant and equipment (note 7)						(167)
Insurance claims (note 9)						1,150
Net impairment of property, plant and equipment and prepaid land rent						(2,183)
Impairment of withholding tax receivables						(14,787)
Business combination transaction costs						(8,360)
Other costs (a)						(512)
Share‑based payment expense (note 7)						(3,574)
Finance income (note 10)						114,967
Finance costs (note 11)						(192,212)
Other income						20
Profit before income tax						31,374
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	—	386,460	—
- in the normal course of business	56,150	12,917	27,208	4,655

Segment assets (at March 31, 2022)*	2,305,693	979,883	2,146,218	172,431
Segment liabilities (at March 31, 2022)*	838,269	466,924	573,575	100,470
(a)	Other costs for the three months ended March 31, 2022 included professional costs related to SOX implementation costs.

*re-presented to reflect the remeasurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 and the GTS SP5 Acquisition in March 2022.

Schedule of revenue from tier one customers

	Three months ended
	March 31,	March 31,
	2023	2022

Customer A	56%	62%
Customer B	17%	16%